Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments
Summary of combined financial information for the investee companies

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	580,989,751	499,468,134	71,422,993
Financial investments	4,408,605,503	3,754,016,087	536,817,161
Prepaid expenses and other current assets, net	656,666,733	561,278,020	80,261,689
Long-term investments	667,927,748	721,968,656	103,240,145
Other non-current assets	3,019,189,760	2,958,203,995	423,017,545
Total assets	9,333,379,495	8,494,934,892	1,214,759,533
Liabilities:
Accrued expenses and other current liabilities	5,232,335,603	4,312,826,530	616,725,991
Long-term borrowings	1,501,000,000	1,613,492,000	230,726,287
Other non-current liabilities	2,143,675	2,143,675	306,541
Total liabilities	6,735,479,278	5,928,462,205	847,758,819

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	205,873,146	29,439,468
Net income	193,845,592	120,087,725	107,642,794	15,392,715